Intangible assets	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14. Intangible assets
The carrying value of intangible assets is as follows:

	Yen in millions
	March 31,
	2023	2024
Capitalized development costs	669,612	638,337
Software and other	579,510	716,989

Total	1,249,122	1,355,326

The changes in cost and accumulated amortization of intangible assets are as follows:
(Cost)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 01, 2022	1,141,234	827,232	1,968,466

Additions	—	40,655	40,655
Internally developed	181,634	98,040	279,674
Sales or disposal	(164,898)	(38,473)	(203,372)
Foreign currency translation adjustments	1,465	20,886	22,351
Other	—	17,056	17,056

Balance as of March 31, 2023	1,159,435	965,395	2,124,830

Additions	—	109,051	109,051
Internally developed	124,788	136,107	260,895
Sales or disposal	(230,512)	(133,477)	(363,989)
Foreign currency translation adjustments	4,622	42,104	46,726
Other	—	20,715	20,715

Balance as of March 31, 2024	1,058,334	1,139,895	2,198,228

(Accumulated amortization)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 01, 2022	(477,472)	(299,028)	(776,500)

Amortization	(164,512)	(112,965)	(277,477)
Sales or disposal	152,161	37,901	190,062
Foreign currency translation adjustments	—	(10,533)	(10,533)
Other	—	(1,261)	(1,261)

Balance as of March 31, 2023	(489,823)	(385,886)	(875,708)

Amortization	(160,686)	(129,956)	(290,642)
Sales or disposal	230,512	117,841	348,353
Foreign currency translation adjustments	—	(22,633)	(22,633)
Other	—	(2,272)	(2,272)

Balance as of March 31, 2024	(419,997)	(422,905)	(842,902)

Amortization of intangible assets is included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income. There is no material internally generated intangible assets except for capitalized development costs.